FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 61,882	$ 53,700
Derivative financial instruments	199,336	156,243
Brokerage payables designated at fair value	78,536	62,202
Debt issued designated at fair value	121,175	113,794
Other financial liabilities designated at fair value	29,826	28,184
Total financial liabilities measured at fair value through profit or loss	490,755	414,123
of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	40,581	32,734
of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	10,237	11,867
of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8,815	6,901
of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,117	2,054
of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	57,268	49,895
of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	28,169	30,856
of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	101,802	62,620
of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	5,393	4,366
of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	5,605	8,043
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	37	33
of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	22,838	21,052
of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	4,259	3,848
of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	2,730	3,284
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	48,709	39,315
Derivative financial instruments	1,422	688
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	0	0
Other financial liabilities designated at fair value	0	0
Total financial liabilities measured at fair value through profit or loss	50,131	40,003
Level 1 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	40,106	32,533
Level 1 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8	12
Level 1 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	6,725	4,894
Level 1 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,864	1,874
Level 1 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	427	346
Level 1 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	2
Level 1 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	13,120	14,278
Derivative financial instruments	192,561	150,575
Brokerage payables designated at fair value	78,536	62,202
Debt issued designated at fair value	108,708	101,103
Other financial liabilities designated at fair value	28,502	26,548
Total financial liabilities measured at fair value through profit or loss	421,427	354,706
Level 2 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	427	135
Level 2 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	10,226	11,818
Level 2 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,091	2,007
Level 2 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	252	177
Level 2 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	56,740	49,473
Level 2 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	27,883	30,539
Level 2 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	97,427	58,396
Level 2 | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	4,849	4,052
Level 2 | of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	5,589	8,024
Level 2 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	8	6
Level 2 | of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	22,838	21,052
Level 2 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	3,816	3,389
Level 2 | of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	1,849	2,107
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	53	107
Derivative financial instruments	5,353	4,981
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	12,467	12,691
Other financial liabilities designated at fair value	1,324	1,636
Total financial liabilities measured at fair value through profit or loss	19,197	19,415
Level 3 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	48	65
Level 3 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	3	37
Level 3 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	0
Level 3 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1	3
Level 3 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	101	77
Level 3 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	287	317
Level 3 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	4,375	4,224
Level 3 | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	544	314
Level 3 | of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	16	16
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	30	26
Level 3 | of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 3 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	443	459
Level 3 | of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 881	$ 1,177